MILLENNIUM INCOME TRUST



                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2000

                                  (UNAUDITED)



                    TREASURERS' GOVERNMENT MONEY MARKET FUND

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at cost and value (Note 2)         $ 15,440,687
     Investment in repurchase agreements (Note 2)                    11,801,477
     Receivable from Investment Manager (Note 3)                         38,630
     Interest receivable                                                 81,104
                                                                   ------------
                Total Assets                                         27,361,898
                                                                   ------------

LIABILITIES
     Dividends payable                                                   77,227
     Other accrued expenses                                              74,187
                                                                   ------------
                Total Liabilities                                       151,414
                                                                   ------------

NET ASSETS                                                         $ 27,210,484
                                                                   ============

NET ASSETS CONSIST OF:
     Paid-in capital                                               $ 27,232,071
     Accumulated net realized losses from security transactions         (21,587)
                                                                   ------------

NET ASSETS                                                         $ 27,210,484
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
     NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                      27,232,071
                                                                   ============

NET ASSET VALUE, REDEMPTION PRICE AND
     OFFERING PRICE PER SHARE (NOTE 2)                             $       1.00
                                                                   ============

See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Interest income                                             $    791,170
                                                                   ------------

EXPENSES
       Investment management fees (Note 3)                               28,348
       Fund accounting, shareholder services and
             transfer agent fees (Note 3)                                21,000
       Professional fees                                                 28,800
       S & P rating expense                                              11,000
       Custodian fees                                                     4,720
       Trustees' fees and expenses                                        1,500
       Insurance expense                                                  4,833
       Registration and filing fees                                       1,896
       Other expenses                                                       396
                                                                   ------------
             Total Expenses                                             102,493
       Fees waived and expenses reimbursed by the
             Investment Manager (Note 3)                                (67,058)
                                                                   ------------
             Net Expenses                                                35,435
                                                                   ------------

NET INVESTMENT INCOME                                                   755,735
                                                                   ------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS                           (2,209)
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    753,526
                                                                   ============

See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2000      YEAR ENDED
                                                                  (UNAUDITED)   SEPTEMBER 30, 1999
                                                                  -----------   ------------------
FROM OPERATIONS
    Net investment income                                        $     755,735     $   1,587,947
    Net realized losses from securities investments                     (2,209)          (19,379)
                                                                 -------------     -------------
         Net increase in net assets resulting from operations          753,526         1,568,568
                                                                 -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                                        (755,735)       (1,587,947)
                                                                 -------------     -------------

FROM CAPITAL SHARE TRANSACTIONS (a)
    Proceeds from shares sold                                       74,703,943       171,492,461
    Net asset value of shares issued in reinvestment
      of distributions to shareholders                                 208,125           841,401
    Payments for shares redeemed                                  (113,240,149)     (140,481,515)
                                                                 -------------     -------------
         Net increase (decrease) in net assets from
           capital share transactions                              (38,328,081)       31,852,347
                                                                 -------------     -------------

       Total increase (decrease) in net assets                     (38,330,290)       31,832,968

NET ASSETS
    Beginning of period                                             65,540,774        33,707,806
                                                                 -------------     -------------
    End of period                                                $  27,210,484     $  65,540,774
                                                                 =============     =============

(a)  Capital share transactions are identical to the dollar value shown.

See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                   SIX MONTHS            YEAR            YEAR            YEAR            YEAR
                                                      ENDED             ENDED           ENDED           ENDED           ENDED
                                                    MARCH 31,        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                      2000               1999            1998            1997            1996
                                                   ----------         ----------      ----------      ----------      ----------
                                                   (UNAUDITED)
PER SHARE DATA
--------------
Net asset value at beginning of year               $     1.00         $     1.00      $     1.00      $     1.00      $     1.00

Net investment income                                   0.027              0.049           0.053           0.051           0.052

Dividends from net investment income                   (0.027)            (0.049)         (0.053)         (0.051)         (0.052)
                                                   ----------         ----------      ----------      ----------      ----------

Net asset value at end of year                     $     1.00         $     1.00      $     1.00      $     1.00      $     1.00
                                                   ==========         ==========      ==========      ==========      ==========

TOTAL RETURN                                            2.71%              5.03%           5.33%           5.06%           5.27%
                                                   ==========         ==========      ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of year (000's)                  $   27,210         $   65,541      $   33,708      $      111      $      132

Ratios net of fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of net expenses to average net assets         0.25%(a)           0.25%           0.22%           0.00%           0.00%
    Ratio of net investment income to average
        net assets                                      5.33%(a)           4.92%           5.33%           5.06%           5.25%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of expenses to average net assets             0.72%(a)           0.69%           0.80%          30.19%          14.42%
    Ratio of net investment income to average
        net assets                                      4.86%(a)           4.48%           4.74%         -25.13%          -9.17%

(a)  Annualized.

See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        Treasurers' Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS - March 31, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                        PAR           VALUE
                                                    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.7%

     Federal Farm Credit Bank,
           6.88%, due 05/01/2000                    $    400,000   $    400,180
           5.67%, due 05/01/2000                         255,000        254,936
           8.80%, due 06/28/2000                         380,000        382,291
                                                                   ------------
                                                                      1,037,407
     Federal Home Loan Bank
           discount note, due 04/12/2000                 375,000        374,308
           7.01%, due 04/20/2000                       1,000,000      1,000,425
           discount note, due 04/24/2000               5,000,000      4,980,993
           6.185%, due 06/07/2000                        100,000        100,000
           adjustable rate note, due 7/31/2000         2,000,000      2,000,697
                                                                   ------------
                                                                      8,456,423
     Federal Home Loan Mortgage Corporation
           discount note, due 04/04/2000               1,247,000      1,246,404
           discount note, due 04/06/2000               1,973,000      1,971,430
           discount note, due 04/11/2000               2,508,000      2,503,973
           6.395%, due 05/16/2000                        225,000        225,050
                                                                   ------------
                                                                      5,946,857

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                $ 15,440,687
                                                                   ------------

REPURCHASE AGREEMENTS (a) - 43.4%
                                                     FACE AMOUNT
                                                    ------------
     Lehman Brothers,
     6.07%,dated 03/31/2000, due 04/03/2000         $ 11,801,477   $ 11,801,477
                                                                   ------------


TOTAL INVESTMENTS AT VALUE (AMORTIZED COST $17,255,949) - 100.1%   $ 27,242,164

Liabilities in Excess of Other Assets - (0.1%)                          (31,680)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 27,210,484
                                                                   ============

(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.

See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund had no operations prior to the public offering (which occurred on October 2, 1995) of shares except for the initial issuance of shares; accordingly, no financial statement information is presented for the period prior to fiscal 1996. The Fund's investment objective is to seek high current income, consistent with protection of capital. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to voluntarily reduce operating expenses, Trias has agreed to reimburse the Fund the amount by which its total operating expenses exceeded .25% of average daily net assets. For the six months ended March 31, 2000, Trias waived its entire management fee of $28,348 and reimbursed the Fund for $38,630 of other operating expenses.

     TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
     The Fund has a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Integrated Fund Services, Inc. (formerly Countrywide Fund Services, Inc.). For the services provided under this agreement, Integrated receives a monthly fee at an annual rate of $20 per shareholder account, subject to a minimum monthly fee of $1,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

     ACCOUNTING SERVICES AGREEMENT
     The Fund has an Accounting Services Agreement with Integrated. For the services provided under this agreement, Integrated receives a monthly fee. Based on current net asset levels, this fee is $2,000 per month.